Stock-Based Compensation (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Intrinsic value of options exercised			$ 0.9	$ 3.3	$ 0.1
Proceeds from the exercise of stock options			$ 0.5	$ 1.2	$ 0.0
Stock option awards granted (in shares)			0	0	0
Shares awarded (in shares)		1,500
Vested, Number of Shares (in shares)		(1,500)
Stock-based compensation expense	$ 2.2	$ 2.5
Fair value of restricted stock units vested			$ 5.1	$ 9.0	$ 11.5
Unrecognized compensation cost related to non-vested stock-based compensation	$ 6.0		$ 7.5
Unrecognized compensation expense, expected weighted average recognition period	1 year 6 months		1 year 4 months 24 days
Number of shares available for grant (in shares)			367,977
Restricted Stock and Performance Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense			$ 10.6	$ 7.3	$ 5.8
Range One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price range, lower limit (in dollars per share)			$ 15.61
Exercise price range, upper limit (in dollars per share)			$ 24.92